LONG-TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Details of notes payable
Long-term debt at June 30, 2013 and December 31, 2012 consisted of the following:

	June 30, 2013	December 31, 2012
	(in thousands)
Senior Notes payable due May 15, 2020, interest rate of 9.75%, net of unamortized net discount of $2.8 million at June 30, 2013 and December 31, 2012	$597,209	$597,212
Various equipment and real estate notes payable with maturity dates January 2015 - April 2021, interest rates of 4.25% - 5.70%	22,462	18,548
Eureka Hunter Pipeline, LLC second lien term loan due August 16, 2018, interest rate of 12.5%	50,000	50,000
MHR Senior Revolving Credit Facility due April 13, 2016, interest rate of 2.96% at June 30, 2013 and 3.56% at December 31, 2012	—	225,000
	$669,671	890,760
Less: current portion	(4,353)	(3,991)
Total long-term debt obligations, net of current portion	$665,318	886,769

Notes payable at December 31, 2012 and 2011 consisted of the following:

	(in thousands)
	2012	2011
Senior Notes Payable due May 15, 2020, interest rate of 9.75%, net of unamortized discount of $2.8 million	$597,212	$—
Various equipment and real estate notes payable with maturity dates February 2015 - November 2017, interest rates of 4.25% - 5.70%	18,548	17,389
Eureka Hunter Pipeline, LLC second lien term loan due August 16, 2018, interest rate of 12.5%	50,000	31,000
Second lien term loan due October 13, 2016, interest rate of 8% (1)	—	100,000
Senior revolving credit facility due April 13, 2016, interest rate of 3.56% at December 31, 2012	225,000	142,000
	$890,760	$290,389
Less: current portion	(3,991)	(4,565)
Total long-term debt	$886,769	$285,824
(1)  The Company’s second lien term loan was paid in full in May 2012 in connection with the issuance of the Company’s Senior Notes.

Summary of approximate annual maturities of debt
The following table presents the scheduled or expected approximate annual maturities of debt, gross of unamortized discount:

(in thousands)
2013	$2,172
2014	4,369
2015	12,145
2016	2,627
2017	1,149
Thereafter	650,000
Total	$672,462
The following table presents the approximate annual maturities of debt, gross of unamortized discount:

(in thousands)
2013	$3,991
2014	4,368
2015	6,412
2016	227,628
2017	1,149
Thereafter	650,000
$893,548

Schedule of Interest Expense [Table Text Block]
The following table sets forth interest expense for the three and six month period ended June 30, 2013 and 2012, respectively:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
	(in thousands)
Interest expense incurred on debt	$17,149	$9,909	$35,043	$14,730
Amortization and write off of deferred financing costs	1,693	9,523	2,550	10,086
Total Interest Expense	$18,842	$19,432	$37,593	$24,816